Investment and Mortgage-Backed Securities, Available for Sale (Schedule of Held to Maturity Securities, Contractual Maturities) (Details) (USD $)	Dec. 31, 2013
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Less Than One Year, Amortized Cost	$ 229,940
One – Five Years, Amortized Cost	14,130,674
Five – Ten Years, Amortized Cost	69,085,158
After Ten Years, Amortized Cost	100,914,029
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis	430,241,854
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Less Than One Year, Fair Value	231,902
One – Five Years, Fair Value	14,458,222
Five – Ten Years, Fair Value	69,191,949
After Ten Years, Fair Value	98,524,844
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Fair Value	$ 431,003,452